DIVIDENDS PAID AND PROPOSED - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Paid And Proposed
Dividends paid (in dollars per share)	$ 0	$ 0	$ 0